Note 9 - Other Disclosures - Staff members - ESOP (Details) - Employee stock option program (ESOP) [member]	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Number of entitlements for 2021 tranche	15	156
Number of entitlements for 2022 tranche	31	363
Number of entitlements for 2023 tranche	36	0
Number of entitlements	82	519